INVESTMENT PROPERTIES - Valuation Adjustments (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		$ 1,732,873
Appraisals	[1]	93,197		$ 77,350		$ 55,573
Balance at the end of the period		1,992,964		1,732,873
Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		1,732,873	[2]	1,657,409
Appraisals	[3]	93,197		77,350
Net increase in (decrease) in investment properties		98,836		(1,886)
Amount reclassified from inventories	[4]	68,058
Balance at the end of the period		1,992,964	[2]	1,732,873	[2]	1,657,409
Buildings | Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		1,483,594		1,425,585
Appraisals		74,210		59,895
Net increase in (decrease) in investment properties		98,857		(1,886)
Amount reclassified from inventories	[4]	68,058
Balance at the end of the period		1,724,719		1,483,594		1,425,585
Land [Member] | Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		249,279		231,824
Appraisals		18,987		17,455
Net increase in (decrease) in investment properties		(21)		0
Balance at the end of the period		$ 268,245		$ 249,279		$ 231,824

[1]	See Note 11 Investment properties.
[2]	Between December 31, 2019 and 2018, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.
[3]	See Note 25.4 Other operating income, net.
[4]	In 2019, returned goods from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.